Ivy Funds

Supplement dated July 31, 2019 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019 and April 8, 2019

The following replaces the “Ivy ProShares S&P 500 Dividend Aristocrats Index Fund — Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 3:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class E		Class I	Class N	Class R
Management Fees	0.35%	0.35%		0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	0.25%		0.00%	0.00%	0.50%
Other Expenses	0.21%	0.16%		0.30%	0.14%	0.41%
Total Annual Fund Operating Expenses	0.81%	0.76%		0.65%	0.49%	1.26%
Fee Waiver and/or Expense Reimbursement[3,4]	0.06%	0.14%		0.15%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%	0.62%	[5]	0.50%	0.49%	1.26%

[3]

Through January 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.75%; Class E shares at 0.62% and Class I and Class N shares at 0.50%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board).

[4]

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy ProShares S&P 500 Dividend Aristocrats Index Fund — Example” section on pages 3-4:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$325	$496	$683	$1,221
Class E Shares	332	533	748	1,356
Class I Shares	51	193	347	796
Class N Shares	50	157	274	616
Class R Shares	128	400	692	1,523

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$325	$496	$683	$1,221
Class E Shares	332	533	748	1,356
Class I Shares	51	193	347	796
Class N Shares	50	157	274	616
Class R Shares	128	400	692	1,523

Ivy ProShares Index Funds Prospectus	Supplement	1

The following replaces the “Ivy ProShares Russell 2000 Dividend Growers Index Fund — Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 9:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class E		Class I	Class N	Class R
Management Fees	0.40%	0.40%		0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	0.25%		0.00%	0.00%	0.50%
Other Expenses	0.26%	0.26%		0.43%	0.26%	0.50%
Total Annual Fund Operating Expenses	0.91%	0.91%		0.83%	0.66%	1.40%
Fee Waiver and/or Expense Reimbursement[3,4]	0.01%	0.19%		0.18%	0.01%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	0.72%	[5]	0.65%	0.65%	1.40%

[3]

Through January 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.90%; Class E shares at 0.72%; and Class I and Class N shares at 0.65%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board).

[4]

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy ProShares Russell 2000 Dividend Growers Index Fund — Example” section on pages 9-10:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$340	$532	$740	$1,341
Class E Shares	342	574	823	1,525
Class I Shares	66	247	443	1,009
Class N Shares	66	210	367	822
Class R Shares	143	443	766	1,680

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$340	$532	$740	$1,341
Class E Shares	342	574	823	1,525
Class I Shares	66	247	443	1,009
Class N Shares	66	210	367	822
Class R Shares	143	443	766	1,680

2	Supplement	Ivy ProShares Index Funds Prospectus

The following replaces the “Ivy ProShares MSCI ACWI Index Fund — Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 29:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class E		Class I	Class N	Class R
Management Fees	0.45%	0.45%		0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	0.25%		0.00%	0.00%	0.50%
Other Expenses	0.54%	0.48%		0.64%	0.48%	0.72%
Total Annual Fund Operating Expenses	1.24%	1.18%		1.09%	0.93%	1.67%
Fee Waiver and/or Expense Reimbursement[3,4]	0.34%	0.47%		0.44%	0.28%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	0.71%	[5]	0.65%	0.65%	1.40%

[3]

Through January 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fee s, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.90%; Class E shares at 0.71%; and Class I and Class N shares at 0.65%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board). Certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.

[4]

Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy ProShares MSCI ACWI Index Fund — Example” section on pages 29-30:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$340	$601	$882	$1,683
Class E Shares	341	630	939	1,805
Class I Shares	66	303	558	1,289
Class N Shares	66	268	487	1,117
Class R Shares	143	500	882	1,954

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$340	$601	$882	$1,683
Class E Shares	341	630	939	1,805
Class I Shares	66	303	558	1,289
Class N Shares	66	268	487	1,117
Class R Shares	143	500	882	1,954

The following replaces the first bullet point of the “Your Account — Choosing a Share Class — Sales Charge Waivers for Certain Investors — Class A shares may be purchased at NAV by:” section on page 59:

∎

Shareholders investing through direct transfers or rollovers from an employee benefit plan established under Section 401(a), other than a plan exempt from Title I of the Employee Retirement Income Security Act of 1974, provided that such transfer or rollover is assigned to Waddell & Reed as the broker-dealer of record for such plan at the time of transfer or rollover.

The following is inserted as a new bullet point immediately following the last bullet point of the “Your Account — Choosing a Share Class — Sales Charge Waivers for Certain Investors — Class A shares may be purchased at NAV by:” section on page 59:

∎	Participants investing into any account the proceeds from the sale of shares previously held within an investment advisory program sponsored by Waddell & Reed.

Ivy ProShares Index Funds Prospectus	Supplement	3

The eighth bullet point of the “Your Account — Choosing a Share Class — The CDSC for Class A shares that are subject to a CDSC will not apply in the following circumstances:” section on page 60 is deleted in its entirety.

The following is inserted as a new sentence immediately following the second sentence of the last paragraph of the “Your Account — Choosing a Share Class — Class I shares” section on page 61:

For example, certain financial intermediaries that have entered into an agreement with IDI may offer Class I shares of the Funds to their clients through their brokerage platforms solely as a broker when acting as an agent for their clients. An investor purchasing Class I shares through a brokerage platform of such a financial intermediary may be required to pay a commission and/or other forms of compensation to the financial intermediary.

The following replaces the second sentence of the fourth paragraph of the “Your Account — Ivy InvestEd Plan Account Registration” section on page 65:

A Designated Beneficiary can be any person interested in pursuing educational opportunities at an eligible educational institution, including the Account Owner.

The following is inserted following the last sentence of the “Your Account — Selling Shares — By telephone or internet:” section on page 69:

WISC can send redemption proceeds via wire only to a United States domestic bank. Foreign wires are not permitted.

The following is inserted as a new paragraph following the last paragraph of the “Your Account — Reports” section on page 72:

Shareholders or financial intermediaries must contact the Funds regarding any errors or discrepancies within twelve months of the date of the confirmation or other account statement; except that, with respect to unfulfilled Letters of Intent, the Funds must be contacted within fifteen months. If there is a delay in reporting an error or discrepancy, the Funds may be unable to adjust your account.

The following is inserted as a new sentence following the first sentence of the “Your Account — Distributions and Taxes — Taxes on Ivy InvestEd Plan Accounts — Class E shares — Qualified Withdrawals” section on page 78:

A qualified withdrawal also includes a withdrawal for tuition (up to $10,000 per year) in connection with enrollment or attendance at an elementary or secondary public, private or religious school.

The following replaces the fourth portion of the “Appendix B: Intermediary Sales Charge Discounts and Waivers” section relating to Raymond James (as supplemented on February 29, 2019):

PURCHASES THROUGH RAYMOND JAMES & ASSOCIATES, INC., RAYMOND JAMES FINANCIAL SERVICES, INC. & EACH ENTITY’S AFFILIATES (“RAYMOND JAMES”)

Shareholders purchasing Fund shares through a Raymond James platform or brokerage account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

∎	Shares purchased in an investment advisory program.

∎	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

∎	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

∎

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

∎

A shareholder in a Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

∎	Death or disability of the shareholder.

∎	Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus.

∎	Return of excess contributions from an IRA Account.

∎	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2 as described in the Funds’ Prospectus.

4	Supplement	Ivy ProShares Index Funds Prospectus

∎	Shares sold to pay Raymond James fees, but only if the transaction is initiated by Raymond James.

∎	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

∎	Breakpoints as described in this Prospectus.

∎

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

∎

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Ivy ProShares Index Funds Prospectus	Supplement	5